Lease Commitments, Rent Expense, and Contingent Liabilities Sales Recourse Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) request	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Number of material recourse requests with loss exposure | request	0
Finance Receivables Reserve for Sales Recourse Obligations [Roll Forward]
Balance at beginning of period	$ 13	$ 15	$ 24
Recourse losses	(1)	0	(2)
Provision for recourse obligations, net of recoveries	(4)	(2)	(7)
Balance at end of period	8	$ 13	$ 15
Real Estate Loans
Loss Contingencies [Line Items]
Reserve for sale recourse obligations related to finance receivables sold	$ 8